Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Taxes Recognized in Consolidated Statements of Profit or Loss	Income taxes recognized in consolidated statements of profit or loss:
	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2024
	MYR	MYR	MYR	USD
Current tax
Provision for the year	–	1,355,882	2,637,694	590,154
Under provision in prior years	–	–	225,946	50,553
Deferred tax	–	–	(30,023)	(6,717)
	–	1,355,882	2,833,617	633,990

Schedule of Reconciliation Between Tax Expenses and Accounting (Loss)/Profit at Applicable Tax Rates	Reconciliation between tax expenses and accounting (loss)/profit at applicable tax rates:
	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2024
	MYR	MYR	MYR	USD
(Loss)/profit before income taxes	(289,865)	5,110,267	6,345,785	1,419,797
Notional tax on (loss)/profit before taxation, calculated at the rates applicable to the respective tax jurisdictions	(69,568)	1,226,464	1,522,988	340,751
Effect of preferential tax rate (note 17(a)(2))	20,291
Effect of tax rates in foreign jurisdictions	–	135,602	1,064,667	238,207
Non-deductible expenses	9,964	8,777	20,016	4,479
Tax effect on capital allowance	3,167	(14,961)	–	–
Unrecognized cost	36,146	–	–	–
Under provision of tax in prior years	–	–	225,946	50,553
Tax expenses for the year	–	1,355,882	2,833,617	633,990

Schedule of Significant Components of Deferred Taxes Recognized in the Consolidated Statement of Financial Position and the Movements

The significant components of deferred taxes recognized in the consolidated statement of financial position and the movements during the year presented are as follows:

	As of
	December 31, 2024
	MYR	USD
Deferred tax assets:
- Allowance for credit losses	178,526	39,943
- Lease liability	598,394	133,884
Total deferred tax assets	776,920	173,827
Net off against deferred tax liabilities	(746,897)	(167,110)
Net deferred tax assets	30,023	6,717

Deferred tax liabilities:
- Right-of-use asset	(546,530)	(122,280)
- Depreciation and amortization	(200,367)	(44,830)
Total deferred tax liabilities	(746,897)	(167,110)
Net off against deferred tax assets	746,897	167,110
Net deferred tax liabilities	–	–